Debt and Debt Guarantee	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt and Debt Guarantee [Text Block]
6.	Debt and Debt Guarantee

Short term note from Officer

During the year ended December 31, 2012, the Company issued a promissory note in the amount of $39,200 for cash advances received from an officer of the Company. The note is non-interest bearing, unsecured and due on demand. As of March 31, 2013, no payments have been made to the officer and the note is still outstanding.

Miscellaneous Notes Payable

On October 18, 2006, the Company issued a promissory note in the amount of $25,000. The note bears interest at a rate of 12% per annum, is unsecured and matured on May 18, 2007. On March 26, 2012, the holder of the note elected to convert the entire principal balance together with accrued interest of $21,819 into 187,277 shares of the Company’s common stock at a conversion rate of $0.25 per share. As of December 31, 2012, there was no balance due on this note.

In August 2011, the Company issued a promissory note in the amount of $71,000. The note bears interest at a rate of 24% per annum, is unsecured and due on demand. On April 30, 2012, the holder of the note elected to convert the entire principal balance together with accrued interest of $12,140 into 332,561 shares of the Company’s common stock at a conversion rate of $0.25 per share. As of December 31, 2012, there was no balance due on this note.

In December, 2011, the Company issued a promissory note in the amount of $79,980 to Centennial Petroleum Partners LLC (“CPP”). The note bears interest at a rate of 6% per annum, is unsecured and due on demand. On April 30, 2012, the holder of the note elected to convert the entire principal balance together with accrued interest of $2,688 into 330,671 shares of the Company’s common stock at a conversion rate of $0.25 per share. As of December 31, 2012, there was no balance due on this note.

In 2011, CPP was assigned the 6% royalty interest originally granted to Maxum Overseas Fund. The royalty interest was valued at $113,164 utilizing the present value of estimated future payments due over the remaining life of the wells. The liability was recorded with corresponding prepaid financing costs to be amortized over the remaining term of the debt. For the years ended December 31, 2012 and 2011, $42,436 and $35,364, respectively, was amortized into interest expense in relation to this prepaid. During the year ended December 31, 2012, in connection with the royalty termination agreement discussed below, the Company has recorded a gain of $77,800 on the forgiveness of future royalty payments of $108,746 net of the unamortized financing costs of $30,946.

On July 3, 2012 in connection with the Purchase Agreement between the Company and ASYM Energy Opportunities, LLC, CPP agreed to enter into a royalty termination agreement, resulting in the elimination of their 6% royalty interest in exchange for anti-dilution protection with respect to the shares issued in the conversion of their note payable at a conversion rate of $0.25. The anti-dilution protection provides that in the event the Company issues warrants to a third party with an exercise price less than the conversion rate of $0.25, the Company will issue additional shares for the previous conversions equal to the difference between the number of shares calculated utilizing the variable ASYM warrant exercise price less the number of shares previously issued subject to a ceiling of 4.99% of the total outstanding shares of the Company. On July 3, 2012, the Company estimated the potential future number of anti-dilution share issuances required pursuant to the agreements to be 2,385,311 and recorded a derivative liability and corresponding comprehensive income (loss) in the amount of $333,943 representing the fair value of the potential anti-dilution shares on that date. As of December 31, 2012, the Company has authorized the issuance of 3,003,104 shares as a result of the anti-dilution provision and recorded a financing expense in the amount of $406,615, the fair value of the shares on the date of grant. As of December 31, 2012, CPP there were an additional 4,633 additional anti-dilution shares potentially issuable to meet the beneficial ownership ceiling as a result; the Company recorded a decrease in derivative liability of $333,664 and a corresponding change in comprehensive gain (loss). During the three months ended March 31, 2013, the Company authorized the issuance of an additional 4,633 shares as a result of the anti-dilution provision and recorded a financing expense in the amount of $233 ; the fair value of the shares on the date of the grant. During the three months ended March 31, 2013, the Company recorded an increase in derivative liability of $8,418 and a corresponding change in accumulated comprehensive gain (loss) on the balance sheet. As of March 31, 2013, the Company has not issued any of the shares discussed above and CPP is owed 3,007,767 shares. These shares are recorded as owed but not issued on the balance sheet.

Convertible Debentures - 2009
In August and September of 2009, the issued two Secured Convertible Promissory Notes in the amount of $500,000 each to an investor for total proceeds of $1,000,000. The notes bear interest at a rate of 18% per annum, are secured by the assets of the Company, and matured on August 13 and September 15, 2010, respectively. In accordance with the agreement, the Company is required to make monthly interest payments until the principal balances are paid in full. Additionally, the Company issued warrants to purchase up to 2,857,142 shares of the Company’s common stock at an exercise price of $0.50. The warrants expired in 2011 and were unexercised. In March 2010, the holder elected to convert $350,000 of the notes into 1,000,000 shares of the Company’s common stock at a conversion rate of $0.35 per share. In December 2010 and August 2011, the debentures were subsequently amended whereby extending the original maturity date to August 13 and September 15, 2012 and reducing the conversion rate from the lower of $0.35 or a 25% discount to the five day average trading price to the lower of $0.25 or a 25% discount to the five day average.

On July 3, 2012, in connection with the Purchase Agreement between the Company and ASYM Energy Opportunities, LLC, the Company entered into a third amendment whereby the holder agreed to terminate his security interest in the assets of the Company, reduce the interest rate from 18% to 10% per annum upon receipt of the initial financing tranche of $1,000,000 and to revise the repayment terms, whereby the entire unpaid principle together with accrued interest will be payable in two equal installments upon successful financing obtained by the Company, but in no event later than December 31, 2014.

On March 4, 2013, $140,000 of the outstanding convertible debt was assigned to Magna Group, LLC. See “Notes Payable – Magna Group” below for further details.

As of March 31, 2013 and December 31, 2012, the principal balance related to this note totaled $$493,306 and $633,306, respectively, and is shown as a long term liability on the balance sheet.

Convertible Debentures - 2010
In 2010, the company entered into a Convertible Line of Credit Agreement with Maxum Overseas Fund (“Maxum”) in the amount of $1,500,000 and received an initial advance in the amount of $1,462,774. The line of credit bears interest at a rate of 24% per annum, is convertible at $0.90, and was secured by certain assets of the Company and due in full on May 17, 2011. In November of 2010, the Company amended the line of credit agreement to reduce the conversion price to $0.25 per share. In May and July of 2011, the Company entered into a third and fourth amendment to the line of credit whereby increasing the line of credit to $2,000,000 in exchange for a 3% royalty interest in production revenue generated by the Company. The Company was advances additional proceeds of $1,700,918. In August 2011, the agreement was further amended to extend the maturity date to November 17, 2012 and increase the line to $3,000,000 in exchange for an additional 3% royalty interest. The royalty interest was subsequently assigned by Maxum to Centennial Petroleum Partners, LLC (“CPP”). See CPP information above for further details on the royalty interest and its termination in 2012.

In December 2011, the holder elected to convert $1,090,902 of the balance owed into 4,363,611 shares of the Company’s common stock at a conversion rate of $0.25 per share. In the first quarter of 2012, the Company was advanced an additional $198,000 against the line of credit and In March and April of 2012; the holder elected to convert the entire unpaid principle balance and accrued interest in the amount of $3,163,218 into 12,652,869 shares of the Company’s common stock at a conversion rate of $0.25. As of December 31, 2012 there is no balance on this note. Additionally, in 2012, Maxum agreed to forgive the finders’ fee and the Company recorded debt forgiveness of $158,185. As of December 31, 2012 and 2011, the Company recorded amortization expense related to the beneficial conversion feature in the amount of $212,070 and $646,760, respectively.

On July 3, 2012 in connection with the Purchase Agreement between the Company and ASYM Energy Opportunities, LLC, the investor group agreed to enter into a lien termination agreement, resulting in the termination of their security interest in certain assets of the Company in exchange for anti-dilution protection with respect to the shares issued in the conversion of the line of credit at a conversion rate of $0.25 The anti-dilution protection provides that in the event the Company issues warrants to a third party with an exercise price less than the conversion rate of $0.25, the Company will issue additional shares for the previous conversions equal to the difference between the number of shares calculated utilizing the exercise price of the warrants less the number of shares previously issued subject to a ceiling of 4.99% of the total outstanding shares of the Company. The Company estimated the number of shares that could be issued pursuant to the agreements on July 3, 2012 to be 2,576,975 and recorded a derivative liability and corresponding comprehensive income (loss) in the amount of $360,776 representing the fair value of the shares on that date. During the year ended December 31, 2012, the Company authorized the issuance of 3,003,104 shares as a result of the anti-dilution provision and recorded a financing expense in the amount of $425,468, the fair value of the shares on the date of grant. As of December 31, 2012, there were an additional 4,633 additional anti-dilution shares potentially issuable to meet the beneficial ownership ceiling as a result; the Company recorded a decrease in derivative liability of $360,497 and a corresponding change in comprehensive gain (loss). During the three months ended March 31, 2013, the Company authorized the issuance of an additional 4,633 shares as a result of the anti-dilution provision and recorded a financing expense in the amount of $233 ; the fair value of the shares on the date of the grant. During the three months ended March 31, 2013, the Company recorded an increase in derivative liability of $8,418 and a corresponding change in accumulated comprehensive gain (loss) on the balance sheet. As of March 31, 2013, the Company has not issued any of the shares discussed above and Maxum is owed 3,007,767 shares. These shares are recorded as owed but not issued on the balance sheet.

Note Payable – ASYM
On July 3, 2012, the Company entered into a Purchase Agreement with ASYM Energy Opportunities LLC (“ASYM”), pursuant to which ASYM agreed to provide up to $10,000,000 in debt financing to be advanced in approximately ten tranches of $1,000,000 each, with $300,000 of the initial tranche to be paid upon closing and the remaining $700,000 to be funded upon the satisfaction of certain conditions, including completion of due diligence by ASYM, satisfaction by the Company of certain financial tests, and the availability of funds of ASYM. Each tranche will be evidenced by a senior secured promissory note which bears interest at a rate of 15% per annum, with all tranches maturing on June 30, 2015 at an amount equal to 110% of the principle amount funded. Additionally, each note is subject to early repayment in the event the Company does not meet certain financial covenants. In accordance with the agreement, the Company has issued a First Lien Security Agreement, Mortgage, Deed of Trust, Assignment of Production, Fixture Filing and Financing Statement to ASYM as collateral to the financing. In connection with each tranche of funding, the Company is required to issue a warrant to purchase shares of the Company’s common stock equal to 83% the tranche amount, divided by the warrant exercise price. Additionally, the Company has entered into a Deposit Account Control Agreement with ASYM to perfect ASYM’s security interest in certain bank accounts maintained by the Company. The Company is required to pay an administrative fee of $100,000 payable upon receipt of the second tranche of $1,000,000.

Further, pursuant to the Purchase Agreement, the Company entered into a perpetual Management Services Agreement with ASYM Management LLC ("ASYM Management") for managerial, financial, strategic and operational consulting services. The agreement expires only upon the sale, liquidation or dissolution of the Company or termination by ASYM Management. Pursuant to the terms of the agreement, the Company has agreed to pay a monthly management fee of $12,000 plus two percent of the unfunded balance of the Purchase Agreement. In addition, ASYM Management will be entitled to receive a warrant equal to 17% of the tranche amount divided by the exercise price of the warrant.

In March of 2013, the Company amended its agreement with ASYM Management to raise the monthly management fee to $20,000 per month and to eliminate the fee on the unused portion of the funding. The amended agreement lowers the amount owed to ASYM as of March of 2013 by approximately $47,000 if the full balance owed to them is paid in full by July 31, 2013.

The aforementioned warrants had a variable exercise price computed based on the lesser of (i) $0.20, (ii) eighty five percent ( 85%) of the volume weighted average price per share of the Company’s common stock for the fifteen days preceding the issuance of any tranche, or (iii) the trailing ninety (90) net average daily oil production multiplied by $40,000, the product of which is reduced by the Company’s total liabilities, but not less than $500,000, and then divided by the Company’s fully diluted number of common shares outstanding. Each warrant will have a term of five years from the date of issuance and will be limited to an amount where the underlying shares of common stock issuable upon exercise does not cause ASYM collectively, to exceed a 4.99% ownership interest in the Company. Upon exercise of any warrant, the warrant shares are subject to demand registration rights utilizing best efforts.

On July 3, 2012, the Company estimated the number of shares underlying warrants that could be issued pursuant to the Purchase Agreement, while not exceeding an ownership interest of 4.99%, to be 2,576,975 and recorded a derivative liability and corresponding comprehensive income (loss) in the amount of $354,049 representing the fair value of the of the warrants on that date. The warrants were valued utilizing the Black-Sholes Model and the following terms: i) five-year life ii) exercise price of $0.031 iii) volatility of 181% iv) risk free rate of 0.69% and v) share price on the date of grant of $0.14.

On July 6, 2012, the Company received $300,000 of the initial tranche and in accordance with the Purchase Agreement the Company granted two warrants to purchase a total of 2,576,975 shares of the Company’s common stock, 2,138,889 to ASYM and 438,086 to ASYM Management, at an exercise price of $0.031 and recorded a financing expense in the amount of $354,049, the fair value of the warrants on the date of grant. On September 27, 2012, the Company received additional proceeds of $180,000 due under the first tranche. As consideration for the limitation of funding the entire remaining $700,000 per the Purchase Agreement, ASYM agreed to a $0.35 exercise price for the warrant due them in connection with the September 27 th funding. As a result, the Company granted two warrants to purchase a total of 376,209 shares of the Company’s common stock and recorded a financing expense in the amount of $59,124, the fair value of the warrants on the date of grant. The warrants were valued utilizing the Black-Sholes Model and the following terms: i) five-year life ii) exercise price of $0.2946 iii) volatility of 179% iv) risk free rate of 0.64% and v) share price on the date of grant of $0.16

On November 19 and December 17, the Company received two additional tranches in the amount of $5,000 each. In accordance with the terms of the financing agreement the Company granted the issuance of two warrants to purchase 18,773 and 31,147, respectively in connection with the funding advances and recorded financing costs of $4,452. The warrants were valued utilizing the Black-Sholes Model and the following terms: i) five-year life ii) exercise price of $0.01 iii) volatility of 184%- 185% iv) risk free rate of 0.64% - 0.77% and v) share price on the date of grant of $0.12 -$0.07.

During the three months ended March 31, 2013, the Company and ASYM agreed to modify the terms of the July 3, 2012 agreement whereby eliminating the variable exercise price of each warrant grant due pursuant to the agreement to a fixed exercise price of $0.01 applicable to both past and future warrant grants. As a result of the retrospective modification of terms, the Company re-valued all warrants previously issued and recorded a financing expense in the amount of $174,683. As of December 31, 2012, the derivative liability related to the fair value of the variable number of warrants potentially issuable has been eliminated due to the fixed conversion rate.

The ASYM agreement contains miscellaneous debt covenant requirements. As of December 31, 2012 and March 31, 2013, the Company was not in compliance with those covenants. On March 28, 2013, ASYM granted the Company a waiver of those covenants through March 31, 2013 in return for a 3% overriding royalty interest in all existing and future properties and a $25,000 waiver fee. The $25,000 waiver fee was not paid but rather recorded as a tranche loan under the agreement. In accordance with the terms of the financing agreement the Company granted the issuance of two warrants to purchase 3,869 and 793, respectively in connection with the funding advances and recorded financing costs of $240. The warrants were valued utilizing the Black-Sholes Model and the following terms: i) five-year life ii) exercise price of $0.01 iii) volatility of 120.5% iv) risk free rate of 0.72% and v) share price on the date of grant of $0.055.

Notes Payable – Magna Group
Effective March 4, 2013, in connection with the assignment of $140,000 of outstanding convertible debt of the Company to Magna Group, LLC (“Magna”), the Company issued to Magna a Twelve Percent ( 12%) Convertible Note which matures on September 4, 2013. The Note provides that Magna, at any time, and the Company, on the maturity date, may convert any remaining outstanding principal balance and accrued interest under the Note into shares of common stock of the Company. The conversion price of the Note shall be equal to a forty five percent ( 45%) discount from the lowest trading price of the Company’s common stock in the five days prior to the day Magna requests conversion. An additional eight percent ( 8%) discount will be applied if the Company’s common stock is chilled for deposit at DTC and/or becomes chilled at any point while the Note is outstanding. In no event will the conversion price be less than $0.00004 per share. If at any time the Company issues any stock or grants options or warrants at a price per share less than the conversion price, then the conversion price will be reduced to such lesser amount. The Company may prepay the note at any time, upon three business days’ written notice, at a price equal to one hundred and fifty percent ( 150%) of the outstanding principal balance of the Note, plus accrued interest. This note contains a beneficial conversion feature that was calculated at $140,000 and a discount was recorded. The discount will be amortized over the six-month of the loan and adjusted for any conversions to common stock. During the three months ended March 31, 2013, $54,674 was amortized into interest expense in relation to the discount and the discount is $85,326 as of March 31, 2013.

In March of 2013, the company issued 1,305,034 shares of common stock in relation to a conversion of $40,000 of the Note. During the three months ended March 31, 2013, interest in the amount of $1,113 was accrued. As of March 31, 2013, the balance of the note was $100,000. Subsequent to March 31, 2013, Magna converted an additional $45,000 of the note into 5,658,784 shares of common stock.

Notes Payable – JMJ Financial
Effective March 27, 2013, the Company issued a convertible promissory note in the total possible amount of $335,000 and borrowed $50,000 under the note. The note bears no interest if repaid within ninety days and bears interest of 12% if not repaid within ninety dates. The maturity date of each loan under this promissory note is one year from the date of the draw. The loan balance is convertible at the lesser of $0.075 or 60% of the lowest trade price in the 25 trading days previous to the conversion. This note contains a beneficial conversion feature that was bifurcated out of the loan proceeds of the initial $50,000 draw. A discount on notes payable related to the beneficial conversion feature was recorded in the amount of $20,000 and will be amortized over the one year of the loan. As of March 31, 2013, the note balance on this note is $50,000 and no interest had been accrued.

Notes Payable – Hanover Holdings I, LLC
Effective March 4, 2013, the Company issued a convertible promissory note in the amount of $51,500. The note bears interest at 12% and matures on December 4, 2013. The loan balance is convertible at 55% of the lowest trade price in the 10 trading days previous to the conversion. This note contains a beneficial conversion feature that was bifurcated out of the loan proceeds. A discount on notes payable related to the beneficial conversion feature was recorded in the amount of $25,925 and will be amortized over the life of the loan. As of March 31, 2013, the note balance on this note is $51,500 and $457 of interest had been accrued. In April of 2013, the Company entered into an exchange agreement with Hanover which changed the maturity date of the note to November 4, 2014 and changed the conversion price to $.008. The note balance is shown as a long term liability on the balance sheet.

Loan Guarantee

In 2004, the Company received a demand for payment from Canadian Western Bank (“CWB”) pursuant to a guarantee provided by the Company in favor of Calgary Chemical, a former subsidiary. The Company divested itself of Calgary Chemical in 1998 under an agreement with a former president and purchaser. The agreements included an indemnity guarantee from the purchaser of Calgary Chemical, whereby the purchaser would indemnify and save harmless the Company from any and all liability, loss, damage or expenses. Upon receipt of the demand, the Company accrued the estimated amount of the claim, $94,860 along with a comprehensive loss on foreign currency of $8,114, since in the opinion of legal counsel it is more likely than not that CWB would prevail in this action. As of December 31, 2012, the Company has determined the loan guarantee is no longer valid due to its age and the statute of limitations. As a result, the Company recognized a gain on debt in the amount of $86,746 in the year ended December 31, 2012.

Financing and interest expense
Financing and interest costs related to the Company’s aforementioned financing activities for the three months ended March 31, 2013 and 2012, totaled $123,596 and 385,589, respectively.

6.	Debt and Debt Guarantee

Advances Payable – Related Party

During the year ended December 31, 2012, the Company issued a promissory note in the amount of $39,200 for cash advances received from an officer of the Company. The note is non-interest bearing, unsecured and due on demand. As of December 31, 2012, no payments have been made to the officer.

Notes Payable

On October 18, 2006, the Company issued a promissory note in the amount of $25,000. The note bears interest at a rate of 12% per annum, is unsecured and matured on May 18, 2007. On March 26, 2012, the holder of the note elected to convert the entire principal balance together with accrued interest of $21,819 into 187,277 shares of the Company’s common stock at a conversion rate of $0.25 per share.

In August 2011, the Company issued a promissory note in the amount of $71,000. The note bears interest at a rate of 24% per annum, is unsecured and due on demand. On April 30, 2012, the holder of the note elected to convert the entire principal balance together with accrued interest of $12,140 into 332,561 shares of the Company’s common stock at a conversion rate of $0.25 per share.

In December, 2011, the Company issued a promissory note in the amount of $79,980 to Centennial Petroleum Partners LLC (“CPP”). The note bears interest at a rate of 6% per annum, is unsecured and due on demand. On April 30, 2012, the holder of the note elected to convert the entire principal balance together with accrued interest of $2,688 into 330,671 shares of the Company’s common stock at a conversion rate of $0.25 per share.

In 2011, CPP was assigned the 6% royalty interest originally granted to Maxum Overseas Fund. The royalty interest was valued at $113,164 utilizing the present value of estimated future payments due over the remaining life of the wells. The liability was recorded with corresponding prepaid financing costs to be amortized over the remaining term of the debt. For the years ended December 31, 2012 and 2011, $42,436 and $35,364, respectively, was amortized into interest expense in relation to this prepaid. During the year ended December 31, 2012, in connection with the royalty termination agreement discussed below, the Company has recorded a gain of $77,800 on the forgiveness of future royalty payments of $108,746 net of the unamortized financing costs of $30,946.

On July 3, 2012 in connection with the Purchase Agreement between the Company and ASYM Energy Opportunities, LLC, CPP agreed to enter into a royalty termination agreement, resulting in the elimination of their 6% royalty interest in exchange for anti-dilution protection with respect to the shares issued in the conversion of their note payable at a conversion rate of $0.25. The anti-dilution protection provides that in the event the Company issues warrants to a third party with an exercise price less than the conversion rate of $0.25, the Company will issue additional shares for the previous conversions equal to the difference between the number of shares calculated utilizing the variable ASYM warrant exercise price less the number of shares previously issued subject to a ceiling of 4.99% of the total outstanding shares of the Company. On July 3, 2012, the Company estimated the potential future number of anti-dilution share issuances required pursuant to the agreements to be 2,385,311 and recorded a derivative liability and corresponding comprehensive income (loss) in the amount of $333,943 representing the fair value of the potential anti-dilution shares on that date. As of December 31, 2012, the Company has authorized the issuance of 3,003,104 shares as a result of the anti-dilution provision and recorded a financing expense in the amount of $406,615, the fair value of the shares on the date of grant. As of December 31, 2012, CPP there were an additional 4,633 additional anti-dilution shares potentially issuable to meet the beneficial ownership ceiling as a result; the Company recorded a decrease in derivative liability of $333,664 and a corresponding change in comprehensive gain (loss).

Convertible Debentures - 2009
In August and September of 2009, the issued two Secured Convertible Promissory Notes in the amount of $500,000 each to an investor for total proceeds of $1,000,000. The notes bear interest at a rate of 18% per annum, are secured by the assets of the Company, and matured on August 13 and September 15, 2010, respectively. In accordance with the agreement, the Company is required to make monthly interest payments until the principal balances are paid in full. Additionally, the Company issued warrants to purchase up to 2,857,142 shares of the Company’s common stock at an exercise price of $0.50. The warrants expired in 2011 and were unexercised. In March 2010, the holder elected to convert $350,000 of the notes into 1,000,000 shares of the Company’s common stock at a conversion rate of $0.35 per share. In December 2010 and August 2011, the debentures were subsequently amended whereby extending the original maturity date to August 13 and September 15, 2012 and reducing the conversion rate from the lower of $0.35 or a 25% discount to the five day average trading price to the lower of $0.25 or a 25% discount to the five day average.

On July 3, 2012, in connection with the Purchase Agreement between the Company and ASYM Energy Opportunities, LLC, the Company entered into a third amendment whereby the holder agreed to terminate his security interest in the assets of the Company, reduce the interest rate from 18% to 10% per annum upon receipt of the initial financing tranche of $1,000,000 and to revise the repayment terms, whereby the entire unpaid principle together with accrued interest will be payable in two equal installments upon successful financing obtained by the Company, but in no event later than December 31, 2014.

The principal balance of the notes totaled $633,306 at each of the years ended December 31, 2012 and 2011.

Convertible Debentures - 2010
In 2010, the company entered into a Convertible Line of Credit Agreement with Maxum Overseas Fund (“Maxum”) in the amount of $1,500,000 and received an initial advance in the amount of $1,462,774. The line of credit bears interest at a rate of 24% per annum, is convertible at $0.90, and was secured by certain assets of the Company and due in full on May 17, 2011. In November of 2010, the Company amended the line of credit agreement to reduce the conversion price to $0.25 per share. In May and July of 2011, the Company entered into a third and fourth amendment to the line of credit whereby increasing the line of credit to $2,000,000 in exchange for a 3% royalty interest in production revenue generated by the Company. The Company was advances additional proceeds of $1,700,918. In August 2011, the agreement was further amended to extend the maturity date to November 17, 2012 and increase the line to $3,000,000 in exchange for an additional 3% royalty interest. The royalty interest was subsequently assigned by Maxum to Centennial Petroleum Partners, LLC (“CPP”). See CPP information above for further details on the royalty interest and its termination in 2012.

In December 2011, the holder elected to convert $1,090,902 of the balance owed into 4,363,611 shares of the Company’s common stock at a conversion rate of $0.25 per share. In the first quarter of 2012, the Company was advanced an additional $198,000 against the line of credit and In March and April of 2012; the holder elected to convert the entire unpaid principle balance and accrued interest in the amount of $3,163,218 into 12,652,869 shares of the Company’s common stock at a conversion rate of $0.25. Additionally, in 2012, Maxum agreed to forgive the finders’ fee and the Company recorded debt forgiveness of $158,185.

As of December 31, 2012 and 2011, the Company recorded amortization expense related to the beneficial conversion feature in the amount of $212,070 and $646,760, respectively.

On July 3, 2012 in connection with the Purchase Agreement between the Company and ASYM Energy Opportunities, LLC, the investor group agreed to enter into a lien termination agreement, resulting in the termination of their security interest in certain assets of the Company in exchange for anti-dilution protection with respect to the shares issued in the conversion of the line of credit at a conversion rate of $0.25 The anti-dilution protection provides that in the event the Company issues warrants to a third party with an exercise price less than the conversion rate of $0.25, the Company will issue additional shares for the previous conversions equal to the difference between the number of shares calculated utilizing the exercise price of the warrants less the number of shares previously issued subject to a ceiling of 4.99% of the total outstanding shares of the Company. The Company estimated the number of shares that could be issued pursuant to the agreements on July 3, 2012 to be 2,576,975 and recorded a derivative liability and corresponding comprehensive income (loss) in the amount of $360,776 representing the fair value of the shares on that date.

During the year ended December 31, 2012, the Company authorized the issuance of 3,003,104 shares as a result of the anti-dilution provision and recorded a financing expense in the amount of $425,468, the fair value of the shares on the date of grant. As of December 31, 2012, there were an additional 4,633 additional anti-dilution shares potentially issuable to meet the beneficial ownership ceiling as a result; the Company recorded a decrease in derivative liability of $360,497 and a corresponding change in comprehensive gain (loss).

Note Payable – 2012
On July 3, 2012, the Company entered into a Purchase Agreement with ASYM Energy Opportunities LLC (“ASYM”), pursuant to which ASYM agreed to provide up to $10,000,000 in debt financing to be advanced in approximately ten tranches of $1,000,000 each, with $300,000 of the initial tranche to be paid upon closing and the remaining $700,000 to be funded upon the satisfaction of certain conditions, including completion of due diligence by ASYM, satisfaction by the Company of certain financial tests, and the availability of funds of ASYM. Each tranche will be evidenced by a senior secured promissory note which bears interest at a rate of 15% per annum, with all tranches maturing on June 30, 2015 at an amount equal to 110% of the principle amount funded. Additionally, each note is subject to early repayment in the event the Company does not meet certain financial covenants. In accordance with the agreement, the Company has issued a First Lien Security Agreement, Mortgage, Deed of Trust, Assignment of Production, Fixture Filing and Financing Statement to ASYM as collateral to the financing. In connection with each tranche of funding, the Company is required to issue a warrant to purchase shares of the Company’s common stock equal to 83% the tranche amount, divided by the warrant exercise price. Additionally, the Company has entered into a Deposit Account Control Agreement with ASYM to perfect ASYM’s security interest in certain bank accounts maintained by the Company. The Company is required to pay an administrative fee of $100,000 payable upon receipt of the second tranche of $1,000,000.

Further, pursuant to the Purchase Agreement, the Company entered into a perpetual Management Services Agreement with ASYM Management LLC ("ASYM Management") for managerial, financial, strategic and operational consulting services. The agreement expires only upon the sale, liquidation or dissolution of the Company or termination by ASYM Management. Pursuant to the terms of the agreement, the Company has agreed to pay a monthly management fee of $12,000 plus two percent of the unfunded balance of the Purchase Agreement. ASYM Management will receive a management fee equal to $12,000 per month, plus 2% of the Purchase Agreement’s balance not previously funded. In addition, ASYM Management will be entitled to receive a warrant equal to 17% of the tranche amount divided by the exercise price of the warrant.

The aforementioned warrants have a variable exercise price computed based on the lesser of (i) $0.20, (ii) eighty five percent ( 85%) of the volume weighted average price per share of the Company’s common stock for the fifteen days preceding the issuance of any tranche, or (iii) the trailing ninety (90) net average daily oil production multiplied by $40,000, the product of which is reduced by the Company’s total liabilities, but not less than $500,000, and then divided by the Company’s fully diluted number of common shares outstanding. Each warrant will have a term of five years from the date of issuance and will be limited to an amount where the underlying shares of common stock issuable upon exercise does not cause ASYM collectively, to exceed a 4.99% ownership interest in the Company. Upon exercise of any warrant, the warrant shares are subject to demand registration rights utilizing best efforts.

On July 3, 2012, the Company estimated the number of shares underlying warrants that could be issued pursuant to the Purchase Agreement, while not exceeding an ownership interest of 4.99%, to be 2,576,975 and recorded a derivative liability and corresponding comprehensive income (loss) in the amount of $354,049 representing the fair value of the of the warrants on that date. The warrants were valued utilizing the Black-Sholes Model and the following terms: i) five-year life ii) exercise price of $0.031 iii) volatility of 181% iv) risk free rate of 0.69% and v) share price on the date of grant of $0.14.

On July 6, 2012, the Company received $300,000 of the initial tranche and in accordance with the Purchase Agreement the Company granted two warrants to purchase a total of 2,576,975 shares of the Company’s common stock, 2,138,889 to ASYM and 438,086 to ASYM Management, at an exercise price of $0.031 and recorded a financing expense in the amount of $354,049, the fair value of the warrants on the date of grant. On September 27, 2012, the Company received additional proceeds of $180,000 due under the first tranche. As consideration for the limitation of funding the entire remaining $700,000 per the Purchase Agreement, ASYM agreed to a $0.35 exercise price for the warrant due them in connection with the September 27 th funding. As a result, the Company granted two warrants to purchase a total of 376,209 shares of the Company’s common stock and recorded a financing expense in the amount of $59,124, the fair value of the warrants on the date of grant. The warrants were valued utilizing the Black-Sholes Model and the following terms: i) five-year life ii) exercise price of $0.2946 iii) volatility of 179% iv) risk free rate of 0.64% and v) share price on the date of grant of $0.16

On November 19 and December 17, the Company received two additional tranches in the amount of $5,000 each. In accordance with the terms of the financing agreement the Company granted the issuance of two warrants to purchase 18,773 and 31,147, respectively in connection with the funding advances and recorded financing costs of $4,452. The warrants were valued utilizing the Black-Sholes Model and the following terms: i) five-year life ii) exercise price of $0.01 iii) volatility of 184%- 185% iv) risk free rate of 0.64% - 0.77% and v) share price on the date of grant of $0.12 -$0.07.

Subsequent to the year ended December 31, 2012, the Company and ASYM agreed to modify the terms of the July 3, 2012 agreement whereby eliminating the variable exercise price of each warrant grant due pursuant to the agreement to a fixed exercise price of $0.01 applicable to both past and future warrant grants. As a result of the retrospective modification of terms, the Company re-valued all warrants previously issued and recorded a financing expense in the amount of $174,683. As of December 31, 2012, the derivative liability related to the fair value of the variable number of warrants potentially issuable has been eliminated due to the fixed conversion rate.

The ASYM agreement contains miscellaneous debt covenant requirements. As of December 31, 2012, the Company was not in compliance with those covenants. On March 28, 2013, ASYM granted the Company a waiver of those covenants through March 31, 2013 in return for a 3% overriding royalty interest in all existing and future properties and a $25,000 waiver fee.

Loan Guarantee

In 2004, the Company received a demand for payment from Canadian Western Bank (“CWB”) pursuant to a guarantee provided by the Company in favor of Calgary Chemical, a former subsidiary. The Company divested itself of Calgary Chemical in 1998 under an agreement with a former president and purchaser. The agreements included an indemnity guarantee from the purchaser of Calgary Chemical, whereby the purchaser would indemnify and save harmless the Company from any and all liability, loss, damage or expenses. Upon receipt of the demand, the Company accrued the estimated amount of the claim, $94,860 along with a comprehensive loss on foreign currency of $8,114, since in the opinion of legal counsel it is more likely than not that CWB would prevail in this action. As of December 31, 2012, the Company has determined the loan guarantee is no longer valid due to its age and the statute of limitations. As a result, the Company recognized a gain on debt in the amount of $86,746.

Financing and interest expense
Financing and interest costs related to the Company’s aforementioned financing activities for the year ended December 31, 2012 and 2011, totaled $2,115,799 and $1,412,177, respectively.